BUSINESS COMBINATIONS - Purchase Price Allocation (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Nov. 14, 2021	Sep. 22, 2021	Jul. 08, 2021	May 11, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 18, 2020	Jul. 31, 2020	Dec. 31, 2019
Non-current assets
Goodwill		$ 572,959						$ 392,760			$ 188,538
Non-current liabilities
Total consideration paid net of cash and cash equivalents acquired	[1]	144,503						69,060			$ 97,300
Goodwill expected to not be tax deductible		179,513						204,472
Customer relationships and contracts
Non-current assets
Intangibles		11,701						2,402
Non-current liabilities
Intangibles		11,701						2,402
Other intangible assets
Non-current assets
Intangibles		42,703						7,598
Non-current liabilities
Intangibles		42,703						7,598
Cloudshift
Current assets
Cash and cash equivalents		6,373
Investments		0
Trade receivables		3,803
Other receivables		90
Non-current assets
Other receivables		0
Other financial assets		0
Property and equipment		337
Intangibles		299
Deferred tax		922
Goodwill		39,037
Current liabilities
Trade and other payables		(845)
Tax liabilities		(486)
Payroll and social security		(235)
Other liabilities		(412)
Borrowings		0
Non-current liabilities
Deferred tax liabilities		0
Borrowings		0
Non-controlling interest		0
Total consideration paid net of cash and cash equivalents acquired		48,883					$ 48,883
Intangibles		299
Habitant
Current assets
Cash and cash equivalents		713
Investments		0
Trade receivables		4,719
Other receivables		322
Non-current assets
Other receivables		48
Other financial assets		0
Property and equipment		634
Intangibles		1,907
Deferred tax		0
Goodwill		19,206
Current liabilities
Trade and other payables		(2,849)
Tax liabilities		(432)
Payroll and social security		(499)
Other liabilities		(1)
Borrowings		(176)
Non-current liabilities
Deferred tax liabilities		(434)
Borrowings		(911)
Non-controlling interest		0
Total consideration paid net of cash and cash equivalents acquired		22,247				$ 22,247
Intangibles		1,907
Walmeric
Current assets
Cash and cash equivalents		6,913
Investments		113
Trade receivables		3,963
Other receivables		108
Non-current assets
Other receivables		44
Other financial assets		2
Property and equipment		57
Intangibles		8,824
Deferred tax		0
Goodwill		43,903
Current liabilities
Trade and other payables		(2,540)
Tax liabilities		(734)
Payroll and social security		(1,027)
Other liabilities		0
Borrowings		(25)
Non-current liabilities
Deferred tax liabilities		(2,103)
Borrowings		(1,426)
Non-controlling interest		(2,648)			$ (2,648)
Total consideration paid net of cash and cash equivalents acquired		53,424			$ 53,424
Intangibles		8,824
Atix Labs
Current assets
Cash and cash equivalents		228
Investments		0
Trade receivables		474
Other receivables		256
Non-current assets
Other receivables		0
Other financial assets		0
Property and equipment		21
Intangibles		495
Deferred tax		0
Goodwill		4,954
Current liabilities
Trade and other payables		(238)
Tax liabilities		(204)
Payroll and social security		(133)
Other liabilities		0
Borrowings		0
Non-current liabilities
Deferred tax liabilities		(57)
Borrowings		0
Non-controlling interest		0
Total consideration paid net of cash and cash equivalents acquired		5,796		$ 5,796
Intangibles		495
Navint
Current assets
Cash and cash equivalents		2,377
Investments		0
Trade receivables		4,760
Other receivables		341
Non-current assets
Other receivables		516
Other financial assets		0
Property and equipment		730
Intangibles		2,679
Deferred tax		0
Goodwill		72,413
Current liabilities
Trade and other payables		(1,252)
Tax liabilities		(256)
Payroll and social security		(2,531)
Other liabilities		0
Borrowings		0
Non-current liabilities
Deferred tax liabilities		(670)
Borrowings		0
Non-controlling interest		0
Total consideration paid net of cash and cash equivalents acquired		79,107	$ 79,107
Intangibles		$ 2,679
Grupo ASSA
Current assets
Cash and cash equivalents								3,486
Investments								0
Trade receivables								11,228
Other receivables								4,046
Indemnification asset								2,970
Non-current assets
Other receivables								207
Property and equipment								838
Intangibles								11,277
Right-of-use asset								513
Deferred tax								1,771
Goodwill								63,682
Current liabilities
Trade and other payables								(4,259)
Tax liabilities								(8,085)
Payroll and social security								(6,453)
Borrowings								(10,390)
Non-current liabilities
Deferred tax liabilities								(2,849)
Lease liabilities								(584)
Borrowings								(3,579)
Contingencies								(9,124)
Total consideration paid net of cash and cash equivalents acquired								54,695		$ 54,695
Intangibles								11,277
BlueCap
Current assets
Cash and cash equivalents								9,944
Investments								6,258
Trade receivables								2,046
Other receivables								3,218
Indemnification asset								0
Non-current assets
Other receivables								0
Property and equipment								384
Intangibles								34,093
Right-of-use asset								0
Deferred tax								0
Goodwill								126,059
Current liabilities
Trade and other payables								0
Tax liabilities								(6,491)
Payroll and social security								(17,444)
Borrowings								0
Non-current liabilities
Deferred tax liabilities								(8,523)
Lease liabilities								0
Borrowings								0
Contingencies								0
Total consideration paid net of cash and cash equivalents acquired								149,544	$ 149,544
Intangibles								34,093
Other Acquisitions
Current assets
Cash and cash equivalents								2,153
Investments								8
Trade receivables								2,585
Other receivables								454
Indemnification asset								0
Non-current assets
Other receivables								0
Property and equipment								243
Intangibles								4,931
Right-of-use asset								0
Deferred tax								37
Goodwill								14,731
Current liabilities
Trade and other payables								(341)
Tax liabilities								(897)
Payroll and social security								(1,670)
Borrowings								0
Non-current liabilities
Deferred tax liabilities								(1,233)
Lease liabilities								0
Borrowings								0
Contingencies								0
Total consideration paid net of cash and cash equivalents acquired								21,001
Intangibles								$ 4,931

[1]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)